Taxation (Business Tax, Related Surcharges and Value Added Tax, Narrative) (Details) (PRC [Member])	12 Months Ended
Dec. 31, 2010
Business Tax, Related Surcharges and Value Added Tax [Line Items]
VAT rate for advertising revenue and revenues from technology development and services	6.00%
Rate of related surcharges of BT	12.00%
Business tax rate for mobile value added services	3.00%
VAT rate for revenue from hardware sales	17.00%
Minimum [Member]
Business Tax, Related Surcharges and Value Added Tax [Line Items]
Business tax rate	3.00%
Maximum [Member]
Business Tax, Related Surcharges and Value Added Tax [Line Items]
Business tax rate	5.00%